4. Finance Income and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2019
Finance Income And Finance Costs Tables
Finance Income and Finance Costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
In € thousand
Interest SVB Loan Agreement	(128)	(223)	(283)	(466)
Foreign exchange differences	(728)	1,278	28	1,203
Other finance income/finance costs	202	45	435	74
Finance income/costs - net	(654)	1,100	180	811